Net Income Per Ordinary Share - Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	67,110,186	52,859,911	53,859,537
Effect of dilutive share options outstanding (in shares)	958,125	423,674	473,924
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	68,068,311	53,283,585	54,333,461